Goodwill, Net	12 Months Ended
Mar. 31, 2026
Goodwill, Net [Abstract]
GOODWILL, NET

11. GOODWILL, NET

The changes in the carrying amount of goodwill are as follows:

	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	-	-
Addition arising on acquisition of subsidiaries	47	-
Net carrying amount at the end of the year	47	-

Goodwill acquired during the year ended March 31, 2026 relates to the acquisition of Gello Finance Limited as set out in Note 22.

The Company performs its annual goodwill impairment test as of March 31. For the year ended March 31, 2026, the Company performed a qualitative assessment of its reporting unit in accordance with ASC 350-20-35-3. In performing the qualitative assessment, the Company considered various factors, including macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, and other entity-specific events. Based on this assessment, the Company determined that it was not more likely than not that the fair value of the reporting unit was less than its carrying amount. As a result, no impairment of goodwill was recognized for the year ended March 31, 2026.